Transactions with Affiliates and Owners (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Management Fees, Including Acquisition Fees and Sales Commissions

Management fees, including acquisition fees and sales commissions during 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Fees from affiliated Owner	$2,994	$2,994	$3,542
Fees from unaffiliated Owners	10,073	8,556	10,252
Fees from Owners	13,067	11,550	13,794
Other fees	1,927	1,870	1,816
Total management fees	$14,994	$13,420	$15,610

Due to Owners, Net	Due to owners, net at December 31, 2017 and 2016 consisted of the following:
	2017	2016
Affiliated Owner	$1,409	$5,167
Unaffiliated Owners	9,722	12,965
Total due to Owners, net	$11,131	$18,132